FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Impact of hedging instrument (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
Cash flow hedges | Foreign currency risk | Forward exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Nominal amount of hedging instrument	6,614
Hedging instruments, asset	$ 0
Hedging instrument, liability	0
Change in fair value used for measuring ineffectiveness for the period	$ (65)
Cash flow hedges | Interest rate risk | Interest rate swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Nominal amount of hedging instrument	188,000
Hedging instruments, asset	$ 0
Hedging instrument, liability	0
Change in fair value used for measuring ineffectiveness for the period	$ 281
Fair value hedges | Interest rate risk
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Average fixed interest rate	8.22%
Fair value hedges | Interest rate risk | Interest rate swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Nominal amount of hedging instrument	134,000
Hedging instruments, asset	$ 0
Hedging instrument, liability	0
Change in fair value used for measuring ineffectiveness for the period	$ (1,044)
Fair value hedges | Interest rate risk | Lower Limit
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Hedging instrument, maturity period	1 year
Fair value hedges | Interest rate risk | Upper Limit
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Hedging instrument, maturity period	3 years